Other Operating Income (Expense), Net	12 Months Ended
Dec. 31, 2021
Other Operating Income (Expense), Net [Abstract]
Other Operating Income (Expense), Net
24.	Other operating income (expense), net

(a)	This caption is made up as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Rentals to third parties	2,328	649	-
Net gain (loss) on disposal of property, plant and equipment and intangible	1,775	2,591	(1,846)
Income from land rental and office lease, note 27	1,639	1,859	722
Recovery of expenses	491	1,166	525
Income from management and administrative services provided to related parties, note 27	305	834	1,744
Write-off for disasters	-	-	(357)
Expenses to counteract the COVID-19 effect, note 1.1	-	(2,642)	-
Other, net	(130)	(111)	1,857
	6,408	4,346	2,645